Subsequent Events (Details Narrative) - USD ($)					3 Months Ended
	Jul. 29, 2020	Jul. 16, 2020	Jul. 10, 2020	Jul. 02, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020
Value of common stock shares issued					$ 2,297,000		$ 422,000	$ 1,778,000
Debt face amount									$ 10,050,000
Stock Purchase Agreement [Member]
Gain on transaction recognized						$ 8,300,000
Subsequent Event [Member] | Access Credit Agreement [Member]
Debt face amount		$ 10,000,000
Debt interest rate		13.00%
Debt instrument, maturity date		Jul. 16, 2023
Subsequent Event [Member] | Series AA Convertible Preferred Stock [Member]
Number of common stock issued, shares	6,630,012
Subsequent Event [Member] | C2A2 Corp, AG Ltd, Aston Fallen [Member] | Share Purchase Agreement [Member]
Number of common stock issued, shares			1,200,000
Share issued price per share			$ 0.0001
Number of shares acquired, during period			1,000
Number of shares redeemed			3,633,114
Common stock redemption, price per share			$ 0.001
Number of shares exchanged, value			4,833,114
Subsequent Event [Member] | Issuance of Common Stock and Warrants for Cash [Member] | Credit Suisse Capital LLC [Member]
Number of common stock issued, shares				2,162,163
Share issued price per share				$ 9.25
Value of common stock shares issued				$ 20,000,000